[FLAG INVESTORS LOGO]

                                      FLAG
                                   INVESTORS
                                    MARYLAND
                                  INTERMEDIATE
                                TAX-FREE INCOME
                                      FUND

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1997

                             [FLAG INVESTORS LOGO]

                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                 Equity Income
                   Flag Investors Real Estate Securities Fund
                      Flag Investors Telephone Income Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares
           Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares



                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                             ICC DISTRIBUTORS, INC.

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o In an environment of solid economic growth and low inflation, your Fund had total returns of 4.8% for the six months and 6.8% for the 12 months ended September 30, 1997.

o Although we are optimistic about the bond market's long-term prospects, we cannot ignore the Federal Reserve Board chairman's suggestions that interest rate decisions will be directed at stopping inflationary pressures before they develop. Regardless of the magnitude of policy decisions, we believe any rise in rates would be modest.

o Budget surpluses caused by a strong economy have led to a slight decrease in Maryland's municipal underwritings, but we continue to see value within the Maryland municipal bond market for the high tax bracket Maryland investor.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders:

     We are pleased to report on the progress of your Fund for the six months ended September 30, 1997.

     The U.S. financial markets continued to thrive in an ideal environment of solid economic growth and low inflation. While equity returns may have received a greater share of investor and media attention, returns from municipal bonds were comfortably in the positive column. Your Fund, with its conservative, intermediate-term maturity range, recorded a total return of 4.8% for the six months and 6.8% for the 12 months ended September 30, 1997 (see table below). Coupon interest generated half of these returns; modest share price appreciation provided the balance. As an asset class, tax-exempt bond returns were favorably affected by the timely combination of continued strong retail and institutional demand, dwindling forward supply, and fading fears of tax reform and flat tax legislation. The returns achieved during this reporting period reflect the durable resilience of this asset class and its appropriateness in the portfolios of tax-weary investors.

Total Return Comparisons(1)

                                              Six           Twelve         Average
Periods Ended September 30, 1997            Months          Months        Maturity
------------------------------------------------------------------------------------
Flag Investors Maryland Intermediate
------------------------------------------------------------------------------------
  Tax-Free Income Fund-- Class A Shares       4.8%           6.8%          6.4 years
------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index   5.5%           7.9%          6.9 years
------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index          6.6%           9.0%         14.0 years
------------------------------------------------------------------------------------
Lipper Other States Intermediate
------------------------------------------------------------------------------------
  Municipal Debt Funds Average                4.9%           6.9%            n/a
------------------------------------------------------------------------------------

(1) These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge. Also, some of the Fund's fees were waived during the period. If the maximum 1.5% sales charge were reflected and if there had been no fee waivers, the quoted performance would be lower. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. The Lehman Brothers 7-Year Municipal Bond Index and the Lehman Brothers Municipal Bond Index are unmanaged indices that are widely recognized as indicators of performance in the intermediate-term and long-term municipal bond sectors, respectively. The Lipper Other States Intermediate Municipal Debt Funds Average is an index of managed funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified state or city. Individuals cannot invest directly in any index. Past performance is not an indicator of future results. Please review the Additional Performance Information on page 6.

--------------------------------------------------------------------------------

Portfolio Considerations
     Intermediate-term tax-exempt rates moved erratically lower during the past 12 months, trading in a narrow range of 4.7% to 4.2% (see chart below). Unwilling to make any aggressive moves based on an interest rate forecast, we kept the Fund's weighted average maturity fairly constant at 6.4 years and its overall quality bias comfortably in the AAA to AA range. With quality spreads among Maryland issuers so narrow (the yield difference between AAA and lower quality A issues), we have found few reasons to lower the Fund's quality bias just to increase its yield. We believe the nominal increase in incremental yield offered by these securities is insufficient to warrant the added risk. While this conservative approach may have penalized recent relative performance, we are confident in the rationale of our strategies at this stage of the interest rate cycle.

                             AAA General Obligation
                                Municipal Yields
                              (9/30/96 - 9/30/97)

                  [Graph appears here--See plot points below]

                              5-Year      10-Year

                               4.45         4.95
                               4.40         4.90
                               4.48         4.98
                               4.49         4.99
                               4.48         4.98
                               4.41         4.91
                               4.35         4.85
                               4.30         4.80
                               4.25         4.75
                               4.18         4.68
                               4.26         4.76
                               4.28         4.78
                               4.28         4.78
                               4.24         4.74
                               4.30         4.80
                               4.41         4.91
                               4.43         4.93
                               4.44         4.94
                               4.41         4.91
                               4.35         4.85
                               4.23         4.73
                               4.29         4.79
                               4.34         4.84
                               4.37         4.87
                               4.40         4.90
                               4.47         4.97
                               4.58         5.03
                               4.66         5.10
                               4.64         5.08
                               4.66         5.06
                               4.75         5.13
                               4.67         5.02
                               4.64         4.99
                               4.60         4.95
                               4.61         4.91
                               4.60         4.90
                               4.53         4.83
                               4.37         4.72
                               4.35         4.70
                               4.36         4.76
                               4.32         4.72
                               4.26         4.66
                               4.20         4.60
                               4.14         4.54
                               4.18         4.56
                               4.26         4.64
                               4.28         4.66
                               4.33         4.71
                               4.34         4.72
                               4.30         4.68
                               4.27         4.65
                               4.19         4.57
                               4.19         4.57

     Source: Bloomberg Financial Services

--------------------------------------------------------------------------------

Market Outlook

     As with other capital market instruments, investor expectations coupled with traditional supply and demand factors will continue to influence investment returns from municipal bonds and other fixed-income securities. Although signs of global deflationary pressures encourage us to be optimistic about the bond market's long-term prospects, we cannot ignore, in the near-term, the watchful eye of the Federal Reserve Board and its chairman's intimations that interest rate decisions will be directed at arresting inflationary pressures before they develop. The Fed's immediate concerns --rapidly rising employment and wage gains, strong consumer confidence and surging stock prices -- indicate that some restrictive measures may be in the cards, possibly late this year or early in 1998. The Fed acknowledges the risk that letting growth surge ahead unchecked could jeopardize the hard-won gains against inflation thus far in the 1990s. Regardless of the magnitude of policy decisions, we believe any rise in rates would be modest and would pale in comparisons with the long-run potential for a decline.

     Favorable supply and demand characteristics within the municipal bond market continue to bode well for its strong performance relative to Treasuries and other fixed-income securities. Although the yield ratio between taxable and tax-exempt yields has declined over the last two years and would indicate a moderately expensive market, we expect the demand-side trends of the past quarter to continue as retail and institutional investors (primarily property and casualty insurers) grow more comfortable with the long-term inflation outlook and shift their portfolio bias toward asset allocations favoring bonds over stocks. Likewise, the supply-side of the equation continues to be influenced by a general contraction in the overall forward supply of municipal underwritings. In an expanding economy, higher tax receipts have greatly strengthened Maryland's statewide fiscal well-being to levels where budget surpluses are now commonplace among many municipalities. Hence, municipal underwritings, down by 3% year-to-date, are indicative of the lessening dependency among many of the state's premier credits on debt financing as a means to meet budgetary shortfalls. While we admit to occasional "sticker shock" at the prevailing rate levels, we continue to see value within the Maryland municipal bond market, especially at a ratio of 73% to 80% of comparable 10-year U.S. Treasury yields. Although the equity markets have attracted much investor attention, municipal bonds are still attractive for the high tax bracket Maryland investor (see chart on page 4).

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

               After-Tax Yield Comparison for Maximum Tax Bracket
                 AAA-Rated General Obligation vs. U.S. Treasury
                                (As of 9/30/97)

                  [Graph appears here--See plot points below]

                               G.O.        Treasury

                               3.66          3.28
                               3.86          3.48
                               4.00          3.53
                               4.11          3.58
                               4.21          3.61
                               4.21          3.61
                               4.38          3.67
                               4.38          3.67
                               4.38          3.67
                               4.59          3.68
                               4.59          3.68
                               4.59          3.68
                               4.59          3.68
                               4.59          3.68
                               4.97          3.79
                               4.97          3.79
                               4.97          3.79
                               4.97          3.79
                               4.97          3.79
                               5.12          3.90
                               5.12          3.90
                               5.12          3.90
                               5.12          3.90
                               5.12          3.90
                               5.15          3.88
                               5.15          3.88
                               5.15          3.88
                               5.15          3.88
                               5.15          3.88
                               5.17          3.86

     Source: Bloomberg Financial Services

Dividend Policy

     The Class A Shares' monthly dividend remains at $0.0375. In view of its inherently defensive bias, the Fund has broad appeal for Maryland investors whose portfolio objectives require a high level of tax-exempt current yield and moderate principal volatility. We appreciate the confidence you have placed in us.

Sincerely,

/s/ M. Elliott Randolph, Jr.                  /s/ Paul D. Corbin
----------------------------                  ------------------
M. Elliott Randolph, Jr.                      Paul D. Corbin
Portfolio Manager                             Portfolio Manager

October 17, 1997

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

Portfolio Composition (As of 9/30/97)

               [Pie Chart Appears Here -- See Plot Points Below]

                                     SECTOR*

 General                          General
Obligation                       Obligation           Hospital and   Short-term
  Local     Prerefunded  Revenue    State    Housing    Education    Investments

   28%          10%        11%       22%       4%          22%            3%

                                    QUALITY*

                        AAA      BBB       A        AA

                        57%       9%      10%       24%

Portfolio Statistics (As of 9/30/97)

       Net Asset Value Per:
     --------------------------------------------------------------------------
         Class A Share                                    $10.02
     --------------------------------------------------------------------------
         Institutional Share                              $10.11
     --------------------------------------------------------------------------
         ABCAT Share                                      $10.12
     --------------------------------------------------------------------------
       Total Net Assets                                   $26,934,925
     --------------------------------------------------------------------------
       Average Maturity                                     6.4 years
     --------------------------------------------------------------------------
       Average Duration                                     4.9 years
     --------------------------------------------------------------------------
       Maturity Breakdown*:
     --------------------------------------------------------------------------
         0-1 year                                              1%
     --------------------------------------------------------------------------
         1-5 years                                            24%
     --------------------------------------------------------------------------
         5-10 years                                           47%
     --------------------------------------------------------------------------
         10-15 years                                          20%
     --------------------------------------------------------------------------
         15+ years                                             8%
     --------------------------------------------------------------------------

------
* Calculated as a percentage of net assets. The Quality Breakdown listed above is calculated using Standard & Poor's ratings. The BBB classification includes holdings that are not rated by Standard & Poor's, but are rated by Moody's (see p. 7). These ratings are believed to be the most recent ratings available as of September 30, 1997.

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

Additional Performance Information
     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 1.50% maximum sales charge for the Fund's Class A Shares.

Average Annual Total Return

  Periods Ended 9/30/97                           1 Year      Since Inception*
--------------------------------------------------------------------------------
  Class A Shares                                   5.19%            4.06%
--------------------------------------------------------------------------------
  Institutional Shares                             6.99%            5.44%
--------------------------------------------------------------------------------
  ABCAT Shares                                      ---             4.16%
--------------------------------------------------------------------------------
     *Inception dates: Class A 10/1/93, Institutional 11/2/95, ABCAT 5/8/97.

     The Fund's total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                       SEPTEMBER 30, 1997
(UNAUDITED)

                                                                             Percent
  Par                                               Ratings        Value     of Net
 (000)                                          (Moody's/S&P)*   (Note 1)    Assets
------------------------------------------------------------------------------------
 MUNICIPAL BONDS -- 96.7%

 General Obligation -- 52.9%

$ 1,000  Baltimore County, MD, Consolidated
         Public Improvement
          5.50%, 6/1/04                            Aaa/AAA      $1,065,300     4.0%
    250  Cecil County, MD (FGIC Insured),
         Refunding Consolidated Public
         Improvement Project, Callable
         12/1/03 @ $102
          5.00%, 12/1/06                           Aaa/AAA          257,590    1.0
         Charles County, MD, Refunding
         Consolidated Public Improvement
    500   6.00%, 6/1/99                            Aa3/AA-          516,455    1.9
    500   6.25%, 6/1/02                            Aa3/AA-          542,135    2.0
    500  Frederick, MD, Refunding and
         Improvement (FGIC Insured)
          5.80%, 12/1/02                           Aaa/AAA          535,355    2.0
  1,000  Howard County, MD, Refunding
         Consolidated Public Improvement
         Project, Series "A"
          5.75%, 2/15/01                           Aaa/AA+        1,049,110    3.9
    375  Laurel, MD, Refunding, Series "A"
         Project, Prerefunded 7/1/01 @ $102
          6.60%, 7/1/03                            #AAA(dagger)/AAA 412,470    1.5
    500  Maryland National Capital Park & Planning,
         Prince George's County, MD, Park
         Acquisition & Development, Callable
         7/1/05 @ $101
          5.00%, 7/1/08                            Aa2/AA           513,165    1.9
    100  Maryland State Capital Improvement
         and Refunding, First Series,
         Callable 5/15/02 @ $102
          6.00%, 5/15/07                           Aaa/AAA          107,779    0.4
    500  Maryland State Capital Improvement
         and Refunding, Callable 4/15/03 @ $100
          5.00%, 4/15/04                           Aaa/AAA          515,595    1.9
    500  Maryland State and Local Facilities Loan,
         First Series
          4.00%, 2/15/03                           Aaa/AAA          493,085    1.8

                                                                               7

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)                           SEPTEMBER 30, 1997
(UNAUDITED)

                                                                             Percent
  Par                                               Ratings        Value     of Net
 (000)                                          (Moody's/S&P)*   (Note 1)    Assets
------------------------------------------------------------------------------------
 MUNICIPAL BONDS (continued)

 General Obligation (concluded)

$ 1,000  Maryland State and Local Facilities Loan,
         First Series
          4.50%, 2/15/08                           AAA/AAA       $  990,150    3.7%
         Maryland State and Local Facilities Loan,
         Second Series
  1,000   5.25%, 6/15/05                           Aaa/AAA        1,054,320    3.9
  1,250   5.25%, 6/15/09                           Aaa/AAA        1,302,962    4.8
  1,000  Maryland State and Local Facilities Loan,
         Third Series
          5.00%, 10/15/06                          Aaa/AAA        1,039,800    3.9
  1,000  Montgomery County, MD, Consolidated
         Public Improvement Project, Series "A,"
         Callable 10/1/04 @ $102
          5.75%, 10/1/07                           Aaa/AAA        1,088,390    4.0
    500  Ocean City, MD, Refunding (MBIA
         Insured)
          5.00%, 3/15/03                           Aaa/AAA          515,875    1.9
    250  Prince George's County, MD,
         Refunding Consolidated Public
         Improvement Project, Callable
         3/15/03 @ $102 (AMBAC Insured)
          5.50%, 3/15/05                           Aaa/AAA          265,848    1.0
    250  St. Mary's County, MD, Metropolitan
         Commission
          5.65%, 11/1/07                           A1/A+            267,200    1.0
    250  Washington Suburban Sanitary
         District, MD, Prerefunded 11/1/01 @ $102
          6.40%, 11/1/04                           #AAA(dagger)/AAA 274,760    1.0
    360  Washington Suburban Sanitary
         District, MD
          8.00%, 1/1/02                            Aa1/AA           411,379    1.5
  1,000  Washington Suburban Sanitary
         District, MD, Callable 6/1/03 @ $102
          5.00%, 6/1/06                            Aa1/AA         1,030,100    3.9
                                                                -----------   ----
                                                                 14,248,823   52.9
                                                                -----------   ----
 Other Revenue -- 43.8%

    350  Baltimore County, MD, Mortgage
         Revenue, Callable 11/1/03 @ $102
          6.60%, 11/1/14                           NR**/AAA         371,557    1.4

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


                                                                             Percent
  Par                                               Ratings        Value     of Net
 (000)                                          (Moody's/S&P)*   (Note 1)    Assets
------------------------------------------------------------------------------------
 MUNICIPAL BONDS (continued)

 Other Revenue (continued)

$   100  Baltimore, MD, Convention Center,
         Callable 9/1/04 @ $100
          5.60%, 9/1/06                            Aaa/AAA        $ 106,108    0.4%
  1,000  Baltimore, MD, Certificates of Participation,
         Emergency Telecommunication
         Facility, Series A, (AMBAC Insured)
          4.70%, 10/1/06                           Aaa/AAA        1,007,600    3.8
    215  Charles County, MD, Housing
         Mortgage Revenue, Townhouse
         FHA-A (MBIA Insured)
          5.37%, 7/1/09                            Aaa/AAA          218,489    0.8
    100  Frederick County, MD, College
         Revenue for Hood College,
         Callable 7/1/00 @ $102
          6.95%, 7/1/02                            Baa1/NR**        108,352    0.4
    700  Kent County, MD, College, Project &
         Refunding-Washington College Project,
         Callable 7/1/99 @ $102
          7.70%, 7/1/18                            Baa2/NR**        752,199    2.8
    400  Maryland State Health and Higher
         Education Facilities Authority, Revenue
         for Bon Secours Heartland, Issue-A,
         Prerefunded 7/1/00 @ $102
          7.375%, 9/1/17                           NR**/A+          436,860    1.6
    500  Maryland State Health and Higher
         Education Facilities Authority, Revenue
         for Good Samaritan Hospital
          5.40%, 7/1/04                            A1/A             521,185    1.9
  1,000  Maryland State Health and Higher
         Education Facilities Authority, Revenue
         for Greater Baltimore Medical Center,
         Prerefunded 7/1/01 @ $102
          6.75%, 7/1/19                          #AAA(dagger)/AAA 1,105,080    4.1
    685  Maryland State Health and Higher
         Education Facilities Authority, Revenue
         for Harford Memorial and Fallston
         General Hospitals, Callable
         12/3/97 @ $102
          8.50%, 7/1/14                            Baa1/NR**        700,467    2.6

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONCLUDED)                           SEPTEMBER 30, 1997
(UNAUDITED)

                                                                             Percent
  Par                                               Ratings        Value     of Net
 (000)                                          (Moody's/S&P)*   (Note 1)    Assets
------------------------------------------------------------------------------------
 MUNICIPAL BONDS (continued)

 Other Revenue (continued)

$  250   Maryland State Health and Higher
         Education Facilities Authority, Revenue
         for Johns Hopkins University
          6.00%, 7/1/07                            Aa2/AA-       $  274,555    1.0%
    300  Maryland State Health and Higher
         Education Facilities Authority,
         Revenue for Peninsula Regional
         Medical, Callable 7/1/03 @ $102
          5.00%, 7/1/06                            A2/A             306,159    1.1
    500  Maryland State Health and Higher
         Education Facilities Authority,
         Revenue for Pickersgill
          5.50%, 1/1/21                            NR**/A-          509,045    1.9
    500  Maryland State Health and Higher
         Education Facilities Authority,
         Revenue for Stellas Maris
          4.75%, 7/1/21                            NR**/A           508,020    1.9
    300  Maryland State Health and Higher
         Education Facilities Authority,
         Revenue for Suburban Hospital
          4.75%, 7/1/03                            A1/A+            301,929    1.1
  1,000  Maryland State Health and Higher
         Education Facilities Authority, Revenue
         for University of Maryland Medical
         Systems, Callable 7/1/03 @ $102
         (FGIC Insured)
          5.40%, 7/1/08                            Aaa/AAA        1,042,460    3.9
    400  Maryland State Industrial
         Development Authority, Revenue for
         American Center Physics Headquarters
          5.80%, 1/1/01                            NR**/BBB         409,680    1.5
  1,000  Maryland Water Quality Funding,
         Revolving Loan Fund Revenue, Series A
          5.00%, 9/1/06                            Aa2/AA         1,030,280    3.8
    500  Montgomery County, MD, Maryland
         Housing Opportunities Commission,
         Single Family Mortgage Revenue,
         Callable 7/1/06 @ $102
          5.40%, 7/1/16                            Aa2/NR**         511,050    1.9

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

                                                                             Percent
  Par                                               Ratings        Value     of Net
 (000)                                          (Moody's/S&P)*   (Note 1)    Assets
------------------------------------------------------------------------------------
 MUNICIPAL BONDS (concluded)

 Other Revenue (concluded)

$   500  University of Maryland Systems Auxiliary
         Facilities & Tuition Revenue, Series B,
         Prerefunded 10/1/02 @ $102
          6.40%, 4/1/06                            AA3/AAA      $   555,615    2.1%
 1,000   University of Maryland Systems Auxiliary
         Facilities & Tuition Revenue, Series A
          5.00%, 4/1/09                            Aa3/AA+        1,019,290    3.8
                                                                -----------   ----
                                                                 11,795,980   43.8
                                                                -----------   ----
          TOTAL MUNICIPAL BONDS
          (Cost $24,415,647)                                     26,044,803   96.7
                                                                -----------   ----
 REPURCHASE AGREEMENT -- 1.9%
    521  Goldman Sachs & Co., 6.05%
         Dated 9/30/97, to be repurchased
         on 10/1/97, collateralized by U.S. Treasury
         Notes with a market value of $531,997.
         (Cost $521,000)                                            521,000    1.9
                                                                -----------   ----
Total Investment in Securities
   (Cost $24,936,647)(dagger dagger)                             26,565,803   98.6
Other Assets in Excess of Liabilities, Net                          369,122    1.4
                                                                -----------   ----
Net Assets                                                      $26,934,925  100.0%
                                                                ===========  =====
Net Asset Value Per:
   Class A Share
     ($11,417,025 / 1,139,102 shares outstanding)                    $10.02
                                                                     ======
   Institutional Share
     ($1,425,215 / 140,982 shares outstanding)                       $10.11
                                                                     ======
   ABCAT Share
     ($14,092,685 / 1,392,245 shares outstanding)                    $10.12
                                                                     ======
Maximum Offering Price Per:
   Class A Share
     ($10.02 / 0.985)                                                $10.17
                                                                     ======
  Institutional Share                                                $10.11
                                                                     ======
   ABCAT Share                                                       $10.12
                                                                     ======

-------

 *The Moody's and Standard and Poor's ratings are believed to be the most recent ratings available as of September 30, 1997.
**Not rated.
(dagger)Moody's #AAA rating indicates advance refunded issues secured by escrowed funds held in cash, held in trust or invested in direct non-callable U.S. government obligations or non-callable obligations unconditionally guaranteed by the U.S. government.
(dagger dagger)Also aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


                                                      For the Six
                                                     Months Ended
                                                     September 30,
--------------------------------------------------------------------------------
                                                         1997(1)

Investment Income (Note 1):
   Interest                                            $  628,183
                                                       ----------
Expenses:
   Investment advisory fee (Note 2)                        44,265
   Legal                                                   18,502
   Printing and postage                                    16,664
   Distribution fee (Note 2)                               14,365
   Accounting fee (Note 2)                                 13,628
   Audit                                                   11,148
   Transfer agent fee (Note 2)                              7,820
   Registration fees                                        5,676
   Organizational expense (Note 1)                          5,126
   Custodian fee                                            4,986
   Pricing fee                                              3,781
   Miscellaneous                                            1,550
   Directors' fees                                            571
   Insurance                                                  360
                                                       ----------
            Total expenses                                148,442
Less: Fees waived and expenses reimbursed (Note 2)        (77,158)
                                                       ----------
     Net expenses                                          71,284
                                                       ----------
Net investment income                                     556,899
                                                       ----------
Net realized and unrealized gain/(loss) on investments:

   Net realized gain from security transactions            17,183
   Change in unrealized appreciation or depreciation
     of investments                                       615,889
                                                       ----------
   Net realized and unrealized gain on investments        633,072
                                                       ----------
Net increase in net assets resulting from operations   $1,189,971
                                                       ==========

--------
(1) Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS


                                                     For the Six    For the Year
                                                    Months Ended        Ended
                                                    September 30,     March 31,
--------------------------------------------------------------------------------
                                                       1997(1)           1997
Increase/(Decrease) in Net Assets:
Operations:

   Net investment income                            $   556,899     $ 1,005,489
   Net gain/(loss) from security transactions            17,183         (85,513)
   Change in unrealized appreciation or
     depreciation of investments                        615,889          27,235
                                                    -----------     -----------
   Net increase in net assets resulting
     from operations                                  1,189,971         947,211
                                                    -----------     -----------
Distributions to Shareholders from:
   Net investment income:

     Class A Shares                                    (261,230)       (513,444)
     Institutional Shares                              (147,220)       (509,983)
     ABCATShares                                       (176,490)             --
   Distributions in excess of income
       (Class A Shares)                                      --         (32,984)
                                                    -----------     -----------
   Total distributions                                 (584,940)     (1,056,411)

Capital Share Transactions (Note 3):
   Proceeds from sale of shares                      18,590,073       7,978,261
   Value of shares issued in reinvestment
     of dividends                                       184,589         455,395
   Cost of shares repurchased                       (15,953,552)     (3,949,236)
                                                    -----------     -----------
   Total increase in net assets derived
     from capital share transactions                  2,821,110       4,484,420
                                                    -----------     -----------
   Total increase in net assets                       3,426,141       4,375,220

Net Assets:

   Beginning of period                               23,508,784      19,133,564
                                                    -----------     -----------
   End of period                                    $26,934,925     $23,508,784
                                                    ===========     ===========

-------
(1) Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS A SHARES
(For a share outstanding throughout each period)



                                                                For the Six
                                                                Months Ended
                                                                September 30,
--------------------------------------------------------------------------------
                                                                   1997(1)
Per Share Operating Performance:
   Net asset value at beginning of period                          $  9.78
                                                                   -------
Income from Investment Operations:
   Net investment income                                              0.21
   Net realized and unrealized gain/(loss) on investments             0.26
                                                                   -------
   Total from Investment Operations                                   0.47
Less Distributions:
   Distributions from net investment income                          (0.23)
   Distributions in excess of income                                    --
                                                                   -------
   Total distributions                                               (0.23)
                                                                   -------
   Net asset value at end of period                                $ 10.02
                                                                   =======
Total Return(3)                                                       4.82%
Ratios to Average Daily Net Assets:
   Expenses(4)                                                        0.70%(6)
   Net investment income(5)                                           4.27%(6)

Supplemental Data:
   Net assets at end of period (000)                               $11,417
   Portfolio turnover rate                                           27.41%(6)

-------
(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees and reimbursement of expenses (Note 2), the ratio of expenses to average daily net assets would have been 1.32%, 1.34%, 1.69%, 1.85% and 2.46% for the six months ended September 30, 1997, the years ended March 31, 1997, 1996, 1995 and the period ended March 31, 1994, respectively.
(5) Without the waiver of advisory fees and reimbursement of expenses (Note 2), the ratio of net investment income to average daily net assets would have been 2.94%, 3.66%, 3.13%, 3.29% and 1.68% for the six months ended September 30, 1997, the years ended March 31, 1997, 1996, 1995 and the period ended March 31, 1994, respectively.
(6) Annualized.

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


                                                                                                                  For the Period
                                                                                                                October 1, 1993(2)
                                                                        For the Year Ended March 31,             through March 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                               1997                1996               1995               1994
Per Share Operating Performance:
   Net asset value at beginning of period                    $  9.84             $  9.52            $  9.50           $ 10.00
                                                             -------             -------            -------           -------
Income from Investment Operations:
   Net investment income                                        0.35                0.39               0.40              0.14
   Net realized and unrealized gain/(loss) on investments       0.04                0.38               0.05             (0.53)
                                                             -------             -------            -------           -------
   Total from Investment Operations                             0.39                0.77               0.45             (0.39)
Less Distributions:
   Distributions from net investment income                    (0.35)              (0.39)             (0.40)            (0.11)
   Distributions in excess of income                           (0.10)              (0.06)             (0.03)               --
                                                             -------             -------            -------           -------
   Total distributions                                         (0.45)              (0.45)             (0.43)            (0.11)
                                                             -------             -------            -------           -------
   Net asset value at end of period                          $  9.78             $  9.84            $  9.52           $  9.50
                                                             =======             =======            =======           =======
Total Return(3)                                                 4.10%               8.20%              5.12%            (4.06)%
Ratios to Average Daily Net Assets:
   Expenses(4)                                                  0.70%               0.70%              0.70%             0.29%(6)
   Net investment income(5)                                     4.29%               4.09%              4.44%             3.84%(6)

Supplemental Data:
   Net assets at end of period (000)                         $11,538             $12,066            $12,919           $11,872
   Portfolio turnover rate                                     33.18%               8.79%             33.00%             8.51%(6)

                       See Notes to Financial Statements.

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(For a share outstanding throughout each period)


                                                                      For the Period
                                          For the Six   For the Year  Nov. 2, 1995(2)
                                         Months Ended      Ended         through
                                         September 30,   March 31,       March 31,

-------------------------------------------------------------------------------------
                                             1997(1)       1997           1996
Per Share Operating Performance:
   Net asset value at beginning
    of period                               $ 9.87       $  9.93         $ 9.93
                                            ------       -------         ------
Income from Investment Operations:
   Net investment income                      0.07          0.48           0.15
   Net realized and unrealized
     gain/(loss) on investments               0.41         (0.07)         (0.03)
                                            ------       -------         ------
   Total from Investment Operations           0.48          0.41           0.12
Less Distributions:
   Distributions from net investment
     income and short-term gains             (0.24)        (0.47)         (0.12)
                                            ------       -------         ------
   Net asset value at end of period         $10.11       $  9.87         $ 9.93
                                            ======       =======        =======

Total Return                                  4.90%         4.30%          2.83%(5)
Ratios to Average Daily Net Assets:
   Expenses(3)                                0.45%(5)      0.45%          0.45%(5)
   Net investment income(4)                   4.56%(5)      4.55%          4.45%(5)
Supplemental Data:
   Net assets at end of period (000)        $1,425       $11,971         $7,068
   Portfolio turnover rate                   27.41%(5)     33.18%          8.79%(5)

-------
(1) Unaudited.
(2) Commencement of operations.
(3) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 1.12%, 1.08% and 1.30% for the six months ended September 30, 1997, the year ended March 31, 1997 and the period ended March 31, 1996, respectively.
(4) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 3.89%, 3.92% and 3.67% for the six months ended September 30, 1997, the year ended March 31, 1997 and the period ended March 31, 1996, respectively.
(5) Annualized.

                       See Notes to Financial Statements.

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- ABCAT SHARES
(For a share outstanding throughout each period)


                                                        For the Period
                                                         May 8, 1997(1)
                                                            through
                                                          September 30,
--------------------------------------------------------------------------------
                                                            1997(2)

Per Share Operating Performance:
   Net asset value at beginning of period                   $  9.94
                                                            -------
Income from Investment Operations:
   Net investment income                                       0.17
   Net realized and unrealized gain on investments             0.17
                                                            -------
   Total from Investment Operations                            0.34
Less Distributions:
   Distributions from net investment income
     and short-term gains                                     (0.16)
                                                            -------
   Net asset value at end of period                         $ 10.12
                                                            =======

Total Return                                                   4.16%
Ratios to Average Daily Net Assets:
   Expenses(3)                                                 0.45%(5)
   Net investment income(4)                                    4.49%(5)

Supplemental Data:
   Net assets at end of period (000)                        $14,092
   Portfolio turnover rate                                    27.41%(5)

------
(1) Commencement of operations.
(2) Unaudited.
(3) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 1.02% for the period ended September 30, 1997.
(4) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 3.92% for the six months ended September 30, 1997.
(5) Annualized.

                       See Notes to Financial Statements.

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- Significant Accounting Policies

     Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on July 23, 1993, commenced operations October 1, 1993. The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end Investment Management Company. It is designed to provide current income exempt from federal income taxes and Maryland state and local income taxes consistent with preservation of principal within an intermediate-term maturity structure. The Fund invests primarily in municipal obligations issued by the State of Maryland and its political subdivisions, agencies or instrumentalities. Since the Fund has a specialized focus, it carries more risk than a fund that invests more generally.

     The Fund consists of three share classes: Class A Shares, which commenced October 1, 1993; Institutional Shares, which commenced November 2, 1995; and Alex. Brown Capital Advisory & Trust Shares (ABCAT Shares), which commenced May 8, 1997.

     The Class A Shares have a 1.50% maximum front-end sales charge and a 0.25% distribution fee. The Institutional Shares and ABCAT Shares have neither a front-end sales charge nor a distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. SECURITY VALUATION--Municipal obligations are usually traded in the over-the-counter market. When there is an available market quotation, the Fund values a municipal obligation by using the most recent price provided by an investment dealer. The Fund may also value a municipal obligation by using a price from an independent pricing service that the Investment Advisor has determined reflects the obligation's fair market value. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     B. REPURCHASE AGREEMENTS--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


NOTE 1 -- concluded

        agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. FEDERAL INCOME TAXES--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

            The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs are being amortized on the straight-line method over a five-year period from the Fund's commencement of operations.

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.35% of the first $1 billion, 0.30% of the next $500 million and 0.25% of the amount over $1.5 billion.

     ICC has agreed to waive its fees when necessary so that expenses are no more than 0.70% of the Class A Shares' average daily net assets and 0.45% of the Institutional and ABCAT Shares' average daily net assets. For the six months ended September 30, 1997, ICC waived fees of $44,265 and reimbursed expenses of $32,893.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $13,628 for accounting services for the six months ended September 30, 1997.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $7,820 for transfer agent services for the six months ended September 30, 1997.

     As compensation for providing distribution services, the Fund pays ICC Distributors, Inc. ("ICC Distributors") an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets. For the six months ended September 30, 1997, distribution fees aggregated $14,365. The Fund did not pay ICC Distributors any commissions for the six months ended September 30, 1997. Prior to September 1, 1997, Alex. Brown & Sons Incorporated served as the Fund's distributor for the same compensation and on substantially the same terms and conditions as ICC Distributors.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period April 1, 1997 through September 30, 1997 was approximately $939, and the accrued liability was approximately $2,358.

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


NOTE 3 -- Capital Share Transactions

     The Fund is authorized to issue up to 40 million shares of $.001 par value capital stock (25 million Class A, 2 million Class B, 5 million Institutional, 5 million Alex. Brown Capital Advisory & Trust and 3 million undesignated). Transactions in shares of the Fund are listed below.

                                                      Class A Shares
                                         ------------------------------------
                                            For the Six            For the
                                            Months Ended         Year Ended
                                         September 30, 1997*   March 31, 1996
                                         -------------------   --------------
Shares sold                                      36,141           77,427
Shares issued to shareholders on
   reinvestment of dividends                     15,712           33,825
Shares redeemed                                 (92,486)        (157,261)
                                              ---------      -----------
Net decrease in shares outstanding              (40,633)         (46,009)
                                              =========      ===========

Proceeds from sale of shares                  $ 358,772      $   750,704
Value of reinvested dividends                   154,723          331,270
Cost of shares redeemed                        (913,308)      (1,538,466)
                                              ---------      -----------
Net decrease from capital share transactions  $(399,813)     $  (456,492)
                                              =========      ===========

                                                    Institutional Shares
                                            ------------------------------------
                                                For the Six          For the
                                               Months Ended         Year Ended
                                            September 30, 1997*   March 31, 1996
                                            -------------------   --------------
Shares sold                                        417,581          731,797
Shares issued to shareholders on
   reinvestment of dividends                         3,009           12,570
Shares redeemed                                 (1,492,332)**      (243,131)
                                              ------------      -----------
Net increase/(decrease) in shares outstanding   (1,071,742)         501,236
                                              ============      ===========
Proceeds from sale of shares                  $  4,183,000      $ 7,227,557
Value of reinvested dividends                       29,866          124,125
Cost of shares redeemed                        (14,848,078)**    (2,410,770)
                                              ------------      -----------
Net increase/(decrease) from capital
  share transactions                          $(10,635,212)     $ 4,940,912
                                              ============      ===========

-------
 *Unaudited.
**The number of shares redeemed and cost of shares redeemed for the six months ended September 30, 1997 include the exchange from Institutional Shares into ABCAT Shares.

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 3 -- concluded

                                                      ABCAT Shares
                                                  --------------------
                                                      For the Period
                                                  May 8, 1997* through
                                                  September 30, 1997**
                                                  --------------------
Shares sold                                             1,411,396***
Shares issued to shareholders on
   reinvestment of dividends                                   --
Shares redeemed                                           (19,151)
                                                      -----------
NET INCREASE IN SHARES OUTSTANDING                      1,392,245
                                                      ===========
Proceeds from sale of shares                          $14,048,301***
Value of reinvested dividends                                  --
Cost of shares redeemed                                  (192,166)
                                                      -----------
Net increase from capital share transactions          $13,856,135
                                                      ===========
-------
  *Commencement of operations.
 **Unaudited.
***The number of shares sold and proceeds from sale of shares for the period ended September 30, 1997 include the exchange from Institutional Shares into ABCAT Shares.


NOTE 4 -- Investment Transactions

     Excluding short-term obligations, purchases of investment securities aggregated $3,331,813 and sales of investment securities aggregated $6,041,928 for the six months ended September 30, 1997.

     On September 30, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $636,651 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $7,495.

NOTE 5 -- Net Assets

     On September 30, 1997, net assets consisted of:

Paid-in capital:
   Class A Shares                                            $11,238,155
   Institutional Shares                                        1,427,871
   ABCAT Shares                                               13,856,135
Accumulated net realized loss from security transactions        (216,391)
Unrealized appreciation of investments                           629,155
                                                             -----------
                                                             $26,934,925
                                                             ===========

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


NOTE 6 -- Distributions

     Of the net investment income distributions paid monthly by the Fund during the taxable year ended March 31, 1997, 96.91% qualify as tax-exempt interest dividends for federal tax purposes. The Fund did not distribute any capital gains during the year.

NOTE 7 -- Capital Loss Carryforward

     On March 31, 1997, there was a tax capital loss carryforward of $164,603 of which $36,982 expires in 2003, $83,039 expires in 2004 and $44,582 expires in 2005. This carryforward will be used to offset any future net capital gains.

NOTE 8 -- Shareholder Meeting

     Alex. Brown Incorporated, which was the parent corporation of the Fund's investment advisor, merged into a subsidiary of Bankers Trust New York Corporation on September 1, 1997. Due to the change in control of Alex. Brown Incorporated, the Flag Investors Maryland Intermediate Tax-Free Income Fund held a special meeting for its shareholders on August 14, 1997. During the meeting, shareholders approved a new Investment Advisory Agreement between the Fund and ICC. The new agreement is substantially the same as the former agreement. In addition, shareholders elected the following Directors:
James J. Cunnane, Richard T. Hale, John F. Kroeger, Louis E. Levy, Eugene J. McDonald, Rebecca W. Rimel, Truman T. Semans and Carl W. Vogt.

FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

Directors and Officers

                                 RICHARD T. HALE
                                    Chairman

                                JAMES J. CUNNANE
                                    Director

                                 JOHN F. KROEGER
                                    Director

                                  LOUIS E. LEVY
                                    Director

                               EUGENE J. MCDONALD
                                    Director

                                REBECCA W. RIMEL
                                    Director

                                TRUMAN T. SEMANS
                                    Director

                               CARL W. VOGT, ESQ.
                                    Director

                                   HARRY WOOLF
                                    President

                                  AMY M. OLMERT
                                    Secretary

                                JOSEPH A. FINELLI
                                    Treasurer

                               LAURIE D. COLLIDGE
                               Assistant Secretary



Investment Objective

An open-end mutual fund designed to provide current income exempt from federal income taxes and Maryland state and local income taxes consistent with preservation of principal within an intermediate-term maturity structure.

    This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

    For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.